Supplemental disclosure of cash flow information (Details Narrative) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Acquired on deferred payment terms		$ 0.5